UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$125,453,762	$52,445,933	$299,679,811	$283,045,893	$70,615,012

Total assets	125,453,762	52,445,933	299,679,811	283,045,893	70,615,012

LIABILITIES:
Due to investment adviser	4,319	1,795	10,285	9,717	2,420

NET ASSETS	$125,449,443	$52,444,138	$299,669,526	$283,036,176	$70,612,592

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,215,331	$537,694	$2,926,179	$2,753,617	$722,449
Additional paid-in capital	130,303,907	53,252,380	301,609,180	292,350,361	71,963,943
Net unrealized depreciation on investments	(10,430,750)	(1,125,439)	(12,055,145)	(18,084,035)	(2,287,003)
Undistributed net investment income	32,155	15,764	142,383	126,692	31,431
Accumulated net realized gain (loss) on investments	4,328,800	(236,261)	7,046,929	5,889,541	181,772

NET ASSETS	$125,449,443	$52,444,138	$299,669,526	$283,036,176	$70,612,592

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$10.32	$9.75	$10.24	$10.28	$9.77

SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	12,153,315	5,376,942	29,261,789	27,536,169	7,224,492

(1) Cost of investments in securities:	$135,884,512	$53,571,372	$311,734,956	$301,129,928	$72,902,015

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$194,597	$697,530	$2,183,726	$1,876,484	$666,100

EXPENSES:
Management fees	158,463	63,769	374,806	355,982	86,449

NET INVESTMENT INCOME	36,134	633,761	1,808,920	1,520,502	579,651

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,757,024)	(646,200)	(3,285,229)	(4,746,163)	(1,129,632)
Change in net unrealized depreciation on investments	(11,004,119)	(1,175,611)	(15,075,448)	(18,277,896)	(2,145,630)

Net realized and unrealized loss on investments	(13,761,143)	(1,821,811)	(18,360,677)	(23,024,059)	(3,275,262)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,725,009)	$(1,188,050)	$(16,551,757)	$(21,503,557)	$(2,695,611)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO

	2008	2007	2008	2007	2008	2007

	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$36,134	$1,545,217	$633,761	$1,468,102	$1,808,920	$6,689,983
Net realized gain (loss) on investments	(2,757,024)	3,592,494	(646,200)	734,413	(3,285,229)	4,742,248
Capital gain distributions received		9,698,060		1,051,835		14,079,983
Change in net unrealized appreciation (depreciation) on investments	(11,004,119)	(6,158,088)	(1,175,611)	(772,904)	(15,075,448)	(5,526,759)

Net increase (decrease) in net assets resulting from operations	(13,725,009)	8,677,683	(1,188,050)	2,481,446	(16,551,757)	19,985,455

DISTRIBUTIONS:
From net investment income	(39,570)	(1,509,626)	(635,195)	(1,450,904)	(1,817,121)	(6,539,399)
From net realized gains		(12,671,916)		(1,917,805)		(19,437,747)

Total distributions	(39,570)	(14,181,542)	(635,195)	(3,368,709)	(1,817,121)	(25,977,146)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	16,839,420	36,481,510	8,590,693	13,532,864	34,805,254	71,660,652
Reinvestment of distributions	39,570	14,181,542	635,195	3,368,709	1,817,121	25,977,146
Redemptions of shares	(12,380,298)	(27,409,271)	(4,370,328)	(9,737,145)	(26,653,647)	(55,035,485)

Net increase in net assets resulting from share transactions	4,498,692	23,253,781	4,855,560	7,164,428	9,968,728	42,602,313

Total increase (decrease) in net assets	(9,265,887)	17,749,922	3,032,315	6,277,165	(8,400,150)	36,610,622

NET ASSETS:
Beginning of period	134,715,330	116,965,408	49,411,823	43,134,658	308,069,676	271,459,054

End of period (1)	$125,449,443	$134,715,330	$52,444,138	$49,411,823	$299,669,526	$308,069,676

OTHER INFORMATION:

SHARES:
Sold	1,568,141	2,935,449	863,441	1,294,920	3,303,770	6,288,485
Issued in reinvestment of distributions	3,823	1,227,640	65,081	331,169	177,107	2,381,037
Redeemed	(1,154,821)	(2,182,241)	(437,707)	(929,301)	(2,535,847)	(4,809,022)

Net increase	417,143	1,980,848	490,815	696,788	945,030	3,860,500

(1) Including undistributed net investment income	$32,155	$35,591	$15,764	$17,198	$142,383	$150,584

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

	2008	2007	2008	2007

	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,520,502	$6,260,681	$579,651	$1,678,325
Net realized gain (loss) on investments	(4,746,163)	6,359,973	(1,129,632)	1,225,906
Capital gain distributions received		15,422,821		2,457,299
Change in net unrealized appreciation (depreciation) on investments	(18,277,896)	(8,582,103)	(2,145,630)	(1,470,859)

Net increase (decrease) in net assets resulting from operations	(21,503,557)	19,461,372	(2,695,611)	3,890,671

DISTRIBUTIONS:
From net investment income	(1,528,246)	(6,126,245)	(581,583)	(1,644,962)
From net realized gains		(22,034,634)		(3,843,081)

Total distributions	(1,528,246)	(28,160,879)	(581,583)	(5,488,043)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	32,712,165	68,514,424	11,656,700	21,647,654
Reinvestment of distributions	1,528,246	28,160,879	581,583	5,488,043
Redemptions of shares	(25,988,945)	(48,409,887)	(7,096,241)	(15,202,396)

Net increase in net assets resulting from share transactions	8,251,466	48,265,416	5,142,042	11,933,301

Total increase (decrease) in net assets	(14,780,337)	39,565,909	1,864,848	10,335,929

NET ASSETS:
Beginning of period	297,816,513	258,250,604	68,747,744	58,411,815

End of period (1)	$283,036,176	$297,816,513	$70,612,592	$68,747,744

OTHER INFORMATION:

SHARES:
Sold	3,079,663	5,794,335	1,167,122	2,011,339
Issued in reinvestment of distributions	148,373	2,516,516	59,406	532,205
Redeemed	(2,449,076)	(4,074,467)	(710,986)	(1,413,133)

Net increase	778,960	4,236,384	515,542	1,130,411

(1) Including undistributed net investment income	$126,692	$134,436	$31,431	$33,363

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2008		Year Ended December 31,

			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$11.48		$11.99	$11.77	$11.65	$10.11	$7.78

Income from Investment Operations

Net investment income			0.13	0.25	0.13	0.16	0.05
Capital gain distributions received			0.83	0.98	0.80	0.31	0.05

Total distributions received	0.00		0.96	1.23	0.93	0.47	0.10

Net realized and unrealized gain on investments	(1.16)		(0.14)	0.52	0.10	1.23	2.28

Total Income From Investment Operations	(1.16)		0.82	1.75	1.03	1.70	2.38

Less Distributions

From net investment income			(0.13)	(0.25)	(0.13)	(0.16)	(0.05)
From net realized gains			(1.20)	(1.28)	(0.78)

Total Distributions	0.00		(1.33)	(1.53)	(0.91)	(0.16)	(0.05)

Net Asset Value, End of Period	$10.32		$11.48	$11.99	$11.77	$11.65	$10.11

Total Return	(10.08	%) ◆	7.12%	15.54%	8.78%	16.89%	30.57%

Net Assets, End of Period ($000)	$125,449		$134,715	$116,965	$88,192	$82,079	$58,392

Ratio of Expenses to Average Net Assets #	0.25	% *	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	0.06	% *	1.18%	2.25%	1.08%	1.67%	0.61%

Portfolio Turnover Rate	41.51	% ◆	11.10%	13.65%	28.45%	25.48%	50.10%

# Does not include expenses of the investment companies in which the portfolio invests.

◆ Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$10.11		$10.30	$10.20	$10.34	$9.96	$9.23

Income from Investment Operations

Net investment income	0.12		0.31	0.32	0.34	0.30	0.30
Capital gain distributions received			0.22	0.28	0.20	0.04	0.05

Total distributions received	0.12		0.53	0.60	0.54	0.34	0.35

Net realized and unrealized gain (loss) on investments	(0.36)		0.01	0.20	(0.11)	0.34	0.69

Total Income From Investment Operations	(0.24)		0.54	0.80	0.43	0.68	1.04

Less Distributions

From net investment income	(0.12)		(0.31)	(0.33)	(0.34)	(0.30)	(0.31)
From net realized gains			(0.42)	(0.37)	(0.23)

Total Distributions	(0.12)		(0.73)	(0.70)	(0.57)	(0.30)	(0.31)

Net Asset Value, End of Period	$9.75		$10.11	$10.30	$10.20	$10.34	$9.96

Total Return	(2.38	%) ◆	5.56%	7.99%	4.20%	6.92%	11.33%

Net Assets, End of Period ($000)	$52,444		$49,412	$43,135	$37,776	$37,766	$32,155

Ratio of Expenses to Average Net Assets #	0.25	% *	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	2.49	% *	3.10%	3.18%	3.12%	3.03%	3.13%

Portfolio Turnover Rate	26.18	% ◆	21.14%	17.92%	45.14%	33.95%	86.47%

# Does not include expenses of the investment companies in which the portfolio invests.

◆ Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$10.88		$11.10	$10.94	$10.98	$10.08	$8.53

Income from Investment Operations

Net investment income	0.05		0.25	0.30	0.24	0.24	0.16
Capital gain distributions received			0.50	0.62	0.49	0.16	0.04

Total distributions received	0.05		0.75	0.92	0.73	0.40	0.20

Net realized and unrealized gain (loss) on investments	(0.63)		0.02	0.35	(0.04)	0.74	1.51

Total Income From Investment Operations	(0.58)		0.77	1.27	0.69	1.14	1.71

Less Distributions

From net investment income	(0.06)		(0.24)	(0.30)	(0.24)	(0.24)	(0.16)
From net realized gains			(0.75)	(0.81)	(0.49)

Total Distributions	(0.06)		(0.99)	(1.11)	(0.73)	(0.24)	(0.16)

Net Asset Value, End of Period	$10.24		$10.88	$11.10	$10.94	$10.98	$10.08

Total Return	(5.31	%) ◆	7.13%	11.98%	6.29%	11.34%	20.19%

Net Assets, End of Period ($000)	$299,670		$308,070	$271,459	$220,912	$200,257	$125,318

Ratio of Expenses to Average Net Assets #	0.25	% *	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.21	% *	2.27%	2.76%	2.05%	2.63%	2.17%

Portfolio Turnover Rate	29.25	% ◆	14.43%	13.40%	36.53%	21.59%	57.76%

#	Does not include expenses of the investment companies in which the portfolio invests.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$11.13		$11.47	$11.46	$11.44	$10.29	$8.42

Income from Investment Operations

Net investment income	0.05		0.25	0.34	0.23	0.22	0.14
Capital gain distributions received			0.58	0.74	0.65	0.18	0.04

Total distributions received	0.05		0.83	1.08	0.88	0.40	0.18

Net realized and unrealized gain (loss) on investments	(0.84)		(0.03)	0.44	(0.01)	0.97	1.83

Total Income From Investment Operations	(0.79)		0.80	1.52	0.87	1.37	2.01

Less Distributions

From net investment income	(0.06)		(0.24)	(0.34)	(0.23)	(0.22)	(0.14)
From net realized gains			(0.90)	(1.17)	(0.62)

Total Distributions	(0.06)		(1.14)	(1.51)	(0.85)	(0.22)	(0.14)

Net Asset Value, End of Period	$10.28		$11.13	$11.47	$11.46	$11.44	$10.29

Total Return	(7.14	%) ◆	7.25%	13.79%	7.65%	13.38%	23.94%

Net Assets, End of Period ($000)	$283,036		$297,817	$258,251	$199,388	$186,620	$132,218

Ratio of Expenses to Average Net Assets #	0.25	% *	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.08	% *	2.20%	3.03%	2.02%	2.00%	2.00%

Portfolio Turnover Rate	35.81	% ◆	19.00%	16.86%	36.90%	30.33%	53.30%

#	Does not include expenses of the investment companies in which the portfolio invests.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$10.25		$10.47	$10.44	$10.60	$9.91	$8.71

Income from Investment Operations

Net investment income	0.08		0.26	0.28	0.26	0.26	0.22
Capital gain distributions received			0.37	0.48	0.36	0.12	0.04

Total distributions received	0.08		0.63	0.76	0.62	0.38	0.26

Net realized and unrealized gain on investments	(0.48)		0.03	0.24	0.00	0.57	1.17

Total Income From Investment Operations	(0.40)		0.66	1.00	0.62	0.95	1.43

Less Distributions

From net investment income	(0.08)		(0.26)	(0.28)	(0.26)	(0.26)	(0.23)
From net realized gains			(0.62)	(0.69)	(0.52)

Total Distributions	(0.08)		(0.88)	(0.97)	(0.78)	(0.26)	(0.23)

Net Asset Value, End of Period	$9.77		$10.25	$10.47	$10.44	$10.60	$9.91

Total Return	(3.89	%) ◆	6.41%	9.90%	5.94%	9.66%	16.49%

Net Assets, End of Period ($000)	$70,613		$68,748	$58,412	$48,826	$47,169	$35,878

Ratio of Expenses to Average Net Assets #	0.25	% *	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.68	% *	2.57%	2.70%	2.29%	2.69%	2.65%

Portfolio Turnover Rate	26.45	% ◆	20.09%	16.27%	56.53%	31.05%	61.38%

#	Does not include expenses of the investment companies in which the portfolio invests.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

				Maxim	Maxim
	Maxim	Maxim	Maxim	Moderately	Moderately
	Aggressive	Conservative	Moderate	Aggressive	Conservative
	Profile I	Profile I	Profile I	Profile I	Profile I
Description	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Level 1	$125,453,762	$40,266,779	$252,313,745	$267,981,625	$54,064,554
Level 2
Level 3		12,179,154	47,366,066	15,064,268	16,550,458
Total	$125,453,762	$52,445,933	$299,679,811	$283,045,893	$70,615,012

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Each of the Portfolios may also invest in various funds offered by Putnam Funds which is an affiliate of MCM & GWL&A.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	06/30/2008

Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio	0	$26,415,607	$1,353,570	$28,317,899	$(1,711,840)	$2,423	$0
Maxim MFS® International Growth Portfolio
	876,392	11,095,491	923,043	745,349	(13,170)	0	10,402,769
Maxim MidCap Value Portofolio	1,357,387	0	13,623,682	47,908	(826)	8,928	12,718,718
Maxim Small-Cap Growth Portfolio	375,344	6,807,917	635,688	171,272	31,019	0	6,647,334
Maxim Small-Cap Value Portfolio	1,024,987	0	10,236,955	36,305	(613)	5,519	9,481,127

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	06/30/2008

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	417,826	$3,651,551	$675,417	$199,590	$(9,497)	$70,490	$4,057,091

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	06/30/2008

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio	0	$30,316,190	$2,029,252	$32,913,047	$(1,895,181)	$2,781	$0
Maxim Federated Bond Portfolio	2,396,506	22,957,340	2,348,512	1,575,164	4,289	519,840	23,413,861
Maxim Global Bond Portfolio	1,435,973	14,897,661	1,545,804	1,348,664	47,482	345,106	15,307,474
Maxim High Yield Bond Portfolio	883,543	15,321,339	1,371,836	9,159,569	(828,140)	572,387	7,642,644
Maxim Invesco ADR Portfolio	915,461	15,351,430	1,721,776	875,408	24,712	0	14,143,874
Maxim Janus Large Cap Growth Portfolio
	1,860,697	32,639,792	2,175,835	3,652,360	1,486,711	0	29,901,403
Maxim Loomis Sayles Small-Cap Value Portfolio
	838,425	15,319,531	1,447,846	488,452	(32,521)	19,699	14,714,351
Maxim MFS® International Growth Portfolio
	1,224,065	15,286,877	1,505,075	1,125,311	(61,264)	0	14,529,656
Maxim MidCap Value Portofolio	1,579,276	0	15,875,356	79,702	(2,265)	10,414	14,797,812
Maxim Small-Cap Value Portfolio	1,590,064	0	15,905,276	80,437	(2,301)	8,583	14,708,092
Maxim U.S. Government Securities Portfolio
	2,002,017	22,968,534	2,399,647	1,724,694	(25,053)	497,707	23,483,654

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	06/30/2008

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio	0	$43,907,170	$2,522,286	$48,681,847	$(4,180,646)	$4,027	$0
Maxim Bernstein International Equity Portfolio
	1,334,854	17,275,816	1,897,566	1,493,430	(110,915)	0	15,484,301
Maxim Federated Bond Portfolio	1,524,366	14,777,875	1,608,452	1,287,352	8,446	329,397	14,893,055
Maxim Global Bond Portfolio	1,370,105	14,384,701	1,593,524	1,574,989	49,935	329,727	14,605,322
Maxim High Yield Bond Portfolio	843,048	14,793,858	1,332,074	8,847,435	(705,895)	544,627	7,292,366
Maxim Invesco ADR Portfolio	1,018,575	17,283,280	1,780,403	963,396	86,882	0	15,736,990
Maxim Janus Large Cap Growth Portfolio
	1,775,541	31,516,326	2,119,460	3,758,810	1,516,570	0	28,532,943
Maxim MFS® International Growth Portfolio
	1,361,906	17,210,627	1,540,082	1,332,983	(101,222)	0	16,165,828
Maxim MidCap Value Portofolio	2,260,468	0	22,679,201	71,834	(1,090)	14,864	21,180,586
Maxim Small-Cap Growth Portfolio	833,413	15,087,918	1,414,626	452,826	(23,098)	0	14,759,743
Maxim Small-Cap Value Portfolio	1,137,947	0	11,361,052	36,420	(536)	6,125	10,526,011

3.     PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile I Portfolio	$57,836,000	$53,305,342
Conservative Profile I Portfolio	18,328,839	13,454,642
Moderate Profile I Portfolio	98,652,025	88,540,949
Moderately Aggressive Profile I Portfolio	111,500,978	103,123,084
Moderately Conservative Profile I Portfolio	23,591,442	18,417,875

4.     UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2008 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile I Portfolio	$138,133,542	$2,103,479	$(14,783,259)	$(12,679,780)
Conservative Profile I Portfolio	54,672,986	1,273,765	(3,500,818)	(2,227,053)
Moderate Profile I Portfolio	316,133,838	7,449,403	(23,903,430)	(16,454,027)
Moderately Aggressive Profile I Portfolio	306,250,670	4,457,901	(27,662,678)	(23,204,777)
Moderately Conservative Profile I Portfolio	74,508,850	1,681,039	(5,574,877)	(3,893,838)

5.     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008